CAPITAL MANAGEMENT (Details) $ in Millions, $ in Millions	1 Months Ended
	Aug. 05, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		$ 249	$ 0
Carrying value		24,850	21,529
Equity		26,286	23,996	$ 21,767	$ 20,480
Corporate borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		249	0
Carrying value		2,548	2,149	2,135
Deferred financing fees		$ 10	$ 10
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization (market value)		11.00%	8.00%
Carrying value		$ 2,307	$ 2,156
Deferred income tax liabilities, net		0	0
Total capitalization		$ 13,838	$ 13,849
Debt to total capitalization		17.00%	16.00%
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization (market value)		39.00%	33.00%
Carrying value		$ 24,628	$ 21,508
Deferred income tax liabilities, net		6,331	6,018
Total capitalization		$ 57,245	$ 51,522
Debt to total capitalization		43.00%	42.00%
Non-controlling interest
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		$ 12,332	$ 8,708
Equity		21,430	19,023
Non-controlling interest | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		0	0
Non-controlling interest | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		14,755	12,303
Preferred equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		571	613
Preferred equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		571	613
Perpetual subordinated notes
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		592	592
Perpetual subordinated notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		592	592
Perpetual subordinated notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		592	592
Preferred limited partners’ equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		760	881	$ 1,028	$ 833
Preferred limited partners’ equity | Series 5 preferred units
Disclosure of objectives, policies and processes for managing capital [line items]
Redemption of shares, value	$ 72
Preferred limited partners’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		760	881
Preferred limited partners’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		760	881
Unitholders’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		9,608	9,607
Unitholders’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		9,608	9,607
Commercial paper | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		249	0
Commercial paper | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		249	0
Medium term notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		2,307	2,156
Deferred financing fees		8	7
Medium term notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		2,307	2,156
Non-recourse borrowings | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		0	0
Non-recourse borrowings | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		22,321	19,352
Subscription Facility | Brookfield Renewable
Disclosure of objectives, policies and processes for managing capital [line items]
Consolidated non-recourse borrowings		$ 1,838	$ 30